BALANCE SHEET COMPONENTS - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred implementation costs	$ 2,443	$ 511
Non-trade receivables	2,717	0
Prepaid expenses and other current assets	10,731	4,857
Total prepaid expenses and other current assets	15,891	$ 5,368
Government grants receivable	2,400
Government grants receivable, current	1,200
Government grants receivable, non-current	$ 1,200